Segment Information (Details) - Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue	$ 1,516	$ 9,194	$ 18,244	$ 15,950
Segment income (loss) from operations	(5,313)	(8,902)	(57,158)	(17,341)
Depreciation and amortization expense	(1)	(1,342)	(1,576)	(737)
Gain on deconsolidation of FCG			27,402
Impairment of equity method investments	1,154	(1,279)	(52,452)	1,513
Impairment of intangible assets			(2,377)
Interest expense	(269)	(271)	(1,124)	(1,113)
Other expense			(300)	(700)
Interest income	3		95
Change in fair value of warrant liabilities	208		(2,972)
Change in fair value of earnout liabilities	118,615		(345,413)
Foreign exchange transaction gains (losses)	375	(599)	(367)	478
Income tax benefit	1	3	325
Net loss	$ 114,024	$ (9,850)	(430,930)	(17,428)
Previously Reported [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue			18,244	15,950
Share of gain or (loss) from equity method investments			(12,298)	1,513
Segment income (loss) from operations			(65,504)	(15,091)
Depreciation and amortization expense			(1,576)	(737)
Gain on deconsolidation of FCG			27,402
Share of equity method investee’s impairment of fixed assets			(26,084)
Impairment of equity method investments			(14,069)
Impairment of intangible assets			(2,377)
Interest expense			(1,124)	(1,113)
Other expense				(9)
Interest income			95
Change in fair value of warrant liabilities			(2,972)
Change in fair value of earnout liabilities			(345,413)
Foreign exchange transaction gains (losses)			367	(478)
Income tax benefit			325
Net loss			(430,930)	(17,428)
Falcon’s Creative Group [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue			14,514	17,460
Share of gain or (loss) from equity method investments			(6,024)
Segment income (loss) from operations			(10,577)	698
Destination Operations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue			481	293
Share of gain or (loss) from equity method investments			288	3
Segment income (loss) from operations			(1,807)	(1,195)
PDP [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments			1,192	3,229
Segment income (loss) from operations			1,192	3,229
Sierra Parima [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments			(5,614)	(1,719)
Segment income (loss) from operations			(5,614)	(1,719)
Falcons Beyond Brands [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue			1,482
Share of gain or (loss) from equity method investments
Segment income (loss) from operations			(4,015)	(3,699)
Intersegment Eliminations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue			(279)
Share of gain or (loss) from equity method investments			(2,140)
Segment income (loss) from operations			(2,341)
Unallocated Corporate Overhead [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue			2,046
Share of gain or (loss) from equity method investments
Segment income (loss) from operations			$ (42,342)	(11,852)
Intersegment Eliminations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue				(1,803)
Segment income (loss) from operations				$ (553)